Convertible Note Liability (Details)			6 Months Ended
	Jul. 31, 2024 USD ($)	Jan. 25, 2024 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Mar. 31, 2025 shares	Aug. 20, 2024	Jan. 15, 2024 USD ($)
Convertible Note Liability [Line Items]
Aggregate principal amount	$ 1,000,000			$ 1,250,000
Proceeds from convertible debt	$ 1,250,000
Interest rate		8.00%
Common shares valued			$ 60,000	241,379
Outstanding principal balance				162,210
Equity on conversion				3,606,524
Convertible note, fair value				48,281
Fair value gain on convertible note				4,437,063
Expected Dividend Yield, Measurement Input [Member]
Convertible Note Liability [Line Items]
Measured the fair value inputs
Exercise Price, Measurement Input [Member]
Convertible Note Liability [Line Items]
Measured the fair value inputs						298.88
Second Tranche Notes [Member]
Convertible Note Liability [Line Items]
Interest rate	8.00%
Second Tranche Note [Member]
Convertible Note Liability [Line Items]
Aggregate principal amount				$ 1,087,790
Investors [Member]
Convertible Note Liability [Line Items]
Exercisable per share			298.88
Warrants valued			$ 42,528
Investors [Member] | First Tranche Note [Member]
Convertible Note Liability [Line Items]
Aggregate principal amount		$ 3,125,000
Proceeds from convertible debt		$ 2,500,000
Convertible Instruments [Member] | Expected Dividend Yield, Measurement Input [Member]
Convertible Note Liability [Line Items]
Measured the fair value inputs				0
Convertible Instruments [Member] | Top of Range [Member]
Convertible Note Liability [Line Items]
Risk free interest rate				5.23%
Expected life				2 years 8 months 12 days
Convertible Instruments [Member] | Top of Range [Member] | Exercise Price, Measurement Input [Member]
Convertible Note Liability [Line Items]
Measured the fair value inputs				320.45
Convertible Instruments [Member] | Bottom of Range [Member]
Convertible Note Liability [Line Items]
Risk free interest rate				3.63%
Expected life				1 month 6 days
Convertible Instruments [Member] | Bottom of Range [Member] | Exercise Price, Measurement Input [Member]
Convertible Note Liability [Line Items]
Measured the fair value inputs				224.22
Convertible Instruments [Member] | Investors [Member] | Top of Range [Member]
Convertible Note Liability [Line Items]
Aggregate principal amount							$ 12,500,000
Subscription amount							$ 10,000,000
Waarants [Member]
Convertible Note Liability [Line Items]
Number of shares issued (in Shares) | shares			261,188		261,188
Waarants [Member] | Investors [Member]
Convertible Note Liability [Line Items]
Number of shares issued (in Shares) | shares			837
Ordinary shares [member] | Investors [Member]
Convertible Note Liability [Line Items]
Number of shares issued (in Shares) | shares			1,673
Common shares valued			$ 523,000